First Trust Multi-Strategy Alternative ETF Shareholder Fees	Aug. 31, 2025
First Trust Multi-Strategy Alternative ETF | First Trust Multi-Strategy Alternative ETF
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%